Performance Management	Oct. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Administrative  Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/16	0.08%
Low Quarter	12/31/16	0.02%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio*	0.00%	0.00%	0.02%
[1]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Money Market Portfolio | Administrative Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.08%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.02%
Lowest Quarterly Return, Date	Dec. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Administrative  Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Administrative Class shares from year-to-year and by showing the average annual returns of the Fund’s Administrative Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/16	0.23%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.03%
[2]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Administrative Class Portfolios | MSILF Tax-Exempt Portfolio | Administrative Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.23%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.31%
Low Quarter	03/31/22	-0.02%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	4.11%	3.09%	2.09%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Money Market Portfolio | Advisory Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.02%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Advisory  Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisory Class shares from year-to-year and by showing the average annual returns of the Fund’s Advisory Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/16	0.22%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.03%
[3]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisory Class Portfolios | MSILF Tax-Exempt Portfolio | Advisory Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.22%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.34%
Low Quarter	03/31/22	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	4.21%	3.18%	2.18%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Money Market Portfolio | Cash Management Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.34%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s  Cash Management  Class shares from year-to-year and by showing the average annual returns of the Fund’s  Cash Management  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Cash Management Class shares from year-to-year and by showing the average annual returns of the Fund’s Cash Management Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	0.85%
Low Quarter	03/31/22	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio	2.47%	1.88%	1.29%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Cash Management Class Portfolios | MSILF Tax-Exempt Portfolio | Cash Management Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.85%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/16	0.09%
Low Quarter	12/31/16	0.02%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio*	0.00%	0.00%	0.03%
[4]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Money Market Portfolio | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.09%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.02%
Lowest Quarterly Return, Date	Dec. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor  Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Investor Class shares from year-to-year and by showing the average annual returns of the Fund’s Investor Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/16	0.24%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.03%
[5]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Investor Class Portfolios | MSILF Tax-Exempt Portfolio | Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.24%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.25%
Low Quarter	09/30/20	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	3.84%	2.91%	1.89%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Money Market Portfolio | Participant Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Sep. 30, 2020
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s  Participant  Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Participant Class shares from year-to-year and by showing the average annual returns of the Fund’s Participant Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years*
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/16	0.22%
Low Quarter	03/31/16	0.00%

Performance Table Heading	Average Annual Total Returns*(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio*	0.00%	0.00%	0.02%
[6]
Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Participant Class Portfolios | MSILF Tax-Exempt Portfolio | Participant Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.22%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2016
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one year and since inception periods.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Select Class shares for the one year and since inception periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/24	1.15%
Low Quarter	12/31/25	0.81%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception (01/23/23)
Money Market Portfolio	3.54%	4.16%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Money Market Portfolio | Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.15%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.81%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares for one year and by showing the average annual returns of the Fund’s Select Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Select Class shares for one year and by showing the average annual returns of the Fund’s Select Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	0.50%
Low Quarter	09/30/25	0.42%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception (02/29/24)
Tax-Exempt Portfolio	1.81%	2.10%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Select Class Portfolios | MSILF Tax-Exempt Portfolio | Select Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.50%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.42%
Lowest Quarterly Return, Date	Sep. 30, 2025
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.38%
Low Quarter	03/31/22	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	4.37%	3.30%	2.31%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Money Market Portfolio | Wealth Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	0.88%
Low Quarter	03/31/21	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio	2.63%	1.99%	1.41%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Wealth Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2021
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth S Class shares from year-to-year and by showing the average annual returns of the Fund’s  Wealth S Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth S Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth S Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	1.36%
Low Quarter	03/31/22	0.00%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Money Market Portfolio	4.31%	3.26%	2.26%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Money Market Portfolio | Wealth S Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth S Class shares from year-to-year and by showing the average annual returns of the Fund’s  Wealth S Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Wealth S Class shares from year-to-year and by showing the average annual returns of the Fund’s Wealth S Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	12/31/23	0.86%
Low Quarter	03/31/22	-0.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Tax-Exempt Portfolio	2.58%	1.96%	1.37%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Wealth S Class Portfolios | MSILF Tax-Exempt Portfolio | Wealth S Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.86%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(0.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Impact Partner Class shares for one year and by showing the average annual returns of the Fund’s Impact Partner Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.10%
Low Quarter	12/31/25	1.01%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception (03/05/24)
Money Market Portfolio	4.37%	4.79%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Impact Partner Class Portfolios | MSILF Money Market Portfolio | Impact Partner Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	1.10%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.01%
Lowest Quarterly Return, Date	Dec. 31, 2025
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	03/31/25	1.10%
Low Quarter	12/31/25	1.01%

Highest Quarterly Return, Label [Optional Text]	High Quarter
Performance [Table]

	Past One Year	Since Inception (03/27/24)
Money Market Portfolio	4.37%	4.77%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Money Market Portfolio | Advisor Class
Prospectus [Line Items]
Highest Quarterly Return	1.10%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	1.01%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Tax-Exempt Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Advisor Class shares for one year and by showing the average annual returns of the Fund’s Advisor Class shares for the one year period and since inception.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	06/30/25	0.70%
Low Quarter	09/30/25	0.62%

Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2025)
Performance [Table]

	Past One Year	Since Inception (03/27/24)
Tax-Exempt Portfolio	2.63%	2.91%

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Morgan Stanley Institutional Liquidity Funds - Advisor Class Portfolios | MSILF Tax-Exempt Portfolio | Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	0.70%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	0.62%
Lowest Quarterly Return, Date	Sep. 30, 2025

[1]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.37%, 3.30% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.52%, 1.14%, 2.03%, 2.34%, 0.65%, 0.05%, 1.68%, 5.14%, 5.35% and 4.37% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. Wealth Class shares are not offered in this Prospectus. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[2]
*	The Administrative Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Administrative Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Administrative Class. Administrative Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[3]
*	The Advisory Class was fully redeemed during the month of November 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after November 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.01%, 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Advisory Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Advisory Class. Advisory Class would have had lower returns because Advisory Class has higher expenses than Wealth Class.

[4]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 4.37%, 3.30% and 2.31%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.52%, 1.14%, 2.03%, 2.34%, 0.65%, 0.05%, 1.68%, 5.14%, 5.35% and 4.37% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. Wealth Class shares are not offered in this Prospectus. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[5]
*	The Investor Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Investor Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Investor Class. Investor Class would have had lower returns because Investor Class has higher expenses than Wealth Class.

[6]
*	The Participant Class was fully redeemed during the month of October 2016 and did not have investors for subsequent periods. Accordingly, the returns listed for each period in the bar chart and table are calculated using returns of 0.00% for periods after October 2016. The average annual returns of the Fund’s Wealth Class shares for the one, five and 10 year periods as of December 31, 2025 were 2.63%, 1.99% and 1.41%, respectively. In addition, the annual total returns of the Fund’s Wealth Class shares were 0.47%, 0.66%, 1.26%, 1.35%, 0.44%, 0.00%, 0.99%, 3.16%, 3.24% and 2.63% for the 2016, 2017, 2018, 2019, 2020, 2021, 2022, 2023, 2024 and 2025 calendar years, respectively. The Participant Class shares would have similar returns because the shares are invested in the same portfolio and would differ only to the extent that the classes do not have the same expenses. Wealth Class performance has not been adjusted to reflect the higher expenses of Participant Class. Participant Class would have had lower returns because Investor Class has higher expenses than Wealth Class.